Operating Segment and Geographical Information - Reconciliation of reportable segment assets and liabilities (Details) - HKD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 100,572	$ 99,200
Intangible asset	438	438
Total assets	101,017	99,638
Liabilities
Tax liabilities	12,980	11,933
Total liabilities	14,153	12,708
Continuing Operations | Reportable Geographical Components
Assets
Current assets	100,572	99,200
Non-current financial assets	7
Consolidated total assets before intangible asset	100,579	99,200
Intangible asset	438	438
Total assets	101,017	99,638
Liabilities
Liabilities excluding tax liabilities	1,173	775
Tax liabilities	12,980	11,933
Total liabilities	$ 14,153	$ 12,708